SHARE BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14.SHARE BASED COMPENSATION

The Company has a stock option plan (the “Plan”) in place under which it is authorized to grant options to acquire shares of the Company to directors, officers, consultants, and other key employees of the Company. The number of common shares subject to options granted under the Plan is limited to 10% in the aggregate, of the number of issued and outstanding common shares of the Company at the date of the grant of the option. The exercise price of any option granted under the Plan may not be less than the fair market value of the common shares at the time the option is granted, less any permitted discount. Options issued under the Plan may be exercised during a period determined by the board of directors which cannot exceed ten years. The plan does not require any vesting period, and the board of directors may specify a vesting period on a grant-by-grant basis. As at September 30, 2025, the maximum number of shares issuable pursuant to the Plan was 2,299,984, at which time 643,626 options and 15,106 restricted share units had been granted, leaving 1,641,252 shares available for issue.

The Company’s option activity for the year ended September 30, 2025, and the year ended September 30, 2024, is as follows:

On August 28, 2025, the Company issued 37,500 options for future services to an officer to buy common shares at an exercise price of $11.13 per common share and expiring on August 28, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $11.13, dividend yield 0%, expected volatility based on historical volatility of 128.4%, a risk-free interest rate of 2.69%, and an expected life of 5 years. The options shall vest as to 1/3 of the options shall vest on the date that is 12 months from the date of grant, and the balance shall vest in equal instalments monthly over a period of 24 months, beginning on the date that is 12 months from the date of grant. The estimated fair value of the options on the grant date was estimated at $359,000, of which $20,622 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On July 24, 2025, the Company issued 130,000 options for future services to directors & officers (50,000), staff (60,000), and consultants (20,000) to buy common shares at an exercise price of $8.48 per common share and expiring on July 24, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $8.48, dividend yield 0%, expected volatility based on historical volatility of 128.3%, a risk-free interest rate of 2.83%, vesting equally over 36 months, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $947,000, of which $193,300 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On July 23, 2025, the Company issued 62,500 options for future services to directors to buy common shares at an exercise price of $12.00 per common share and expiring on July 23, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $12.00, dividend yield 0%, expected volatility based on historical volatility of 127.4%, a risk-free interest rate of 2.82%, vesting equally over 36 months, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $642,000, of which $131,103 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On June 3, 2025, the Company issued 31,250 options for future services to a director to buy common shares at an exercise price of $22.00 per common share and expiring on June 3, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $23.44, dividend yield 0%, expected volatility based on historical volatility of 118.5%, a risk-free interest rate of 2.86%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $610,000, of which $169,939 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On April 24, 2025, the Company issued 53,125 options for future services to consultants to buy common shares at an exercise price of $18.00 per common share and expiring on April 24, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $17.84, dividend yield 0%, expected volatility based on historical volatility of 116.4%, a risk-free interest rate of 2.79%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $777,000, of which $454,433 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On March 17, 2025, the Company issued 6,250 options for future services to a consultant to buy common shares at an exercise price of $18.80 per common share and expiring on March 17, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $18.80, dividend yield 0%, expected volatility based on historical volatility of 131.4%, a risk-free interest rate of 2.69%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $101,916, of which $84,244 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On March 17, 2025, the Company issued 500,000 options for future services to a consultant to buy common shares at an exercise price of $19.04 per common share with an average expiration date of September 29, 2029. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $18.80, dividend yield 0%, expected volatility based on historical volatility of 124.9%, a risk-free interest rate of 2.69%, and an average expected life of 4.54 years. The estimated fair value of the options on the grant date was estimated at $971,331, of which $487,570 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On February 28, 2025, the Company issued 37,500 options for future services to a director (25,000) and consultant (12,500) to buy common shares at an exercise price of $21.68 per common share and expiring on February 25, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $21.68, dividend yield 0%, expected volatility based on historical volatility of 132.9%, a risk-free interest rate of 2.60%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $708,537, of which $624,249 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On January 30, 2025, the Company issued 50,000 options for future services to a director (25,000), employee (6,250), and consultant (18,750) to buy common shares at an exercise price of $39.28 per common share and expiring on January 30, 2030. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $39.28, dividend yield 0%, expected volatility based on historical volatility of 134.2%, a risk-free interest rate of 2.79%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $1,719,366, which was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On November 27, 2024, the Company issued 9,375 options for future services to a consultant to buy common shares at an exercise price of $11.12 per common share and expiring on November 26, 2029. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $11.12, dividend yield 0%, expected volatility based on historical volatility of 99.4%, a risk-free interest rate of 3.13%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $78,589, which was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On October 29, 2024, the Company issued 34,937 options for future services to a director to buy common shares at an exercise price of $16.16 per common share and expiring on October 29, 2029. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $16.16, dividend yield 0%, expected volatility based on historical volatility of 99.4%, a risk-free interest rate of 3.04%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $425,291, which was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2025.

On September 11, 2024, the Company issued 18,746 options for future services to a director and a consultant to buy common shares at an exercise price of $1.16 per common share and expiring on September, 2029. The director was granted 6,246 stock options that vested on the grant date. The consultant was granted 12,500 stock options that vested on December 11, 2024. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $1.16, dividend yield 0%, expected volatility based on historical volatility of 95.6%, a risk-free interest rate of 2.75%, and an expected life of 5 years. The estimated fair value of the options on the grant date was estimated at $15,967 of which $7,543 was charged to the statement of income (loss) and comprehensive income (loss) during the year ended September 30, 2024, and $8,424 was charged during the year ended September 30, 2025.

On August 7, 2024, the Company issued 862,500 options for future services to a directors and officers to buy common shares at an exercise price of $1.24 per common share and expiring on August 7, 2029. The stock options vested on the grant date. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $1.24, dividend yield 0%, expected volatility based on historical volatility of 95.9%, a risk-free interest rate of 3.0%, and an expected life of 5 years. The fair value of the options was estimated at $788,387 which was charged to the statement of income (loss) and comprehensive income (loss) on the grant date.

On July 8, 2024, the Company issued 250,000 options for future services to an officer to buy common shares at an exercise price of $0.92 per common share and expiring on August 7, 2029. The stock options vested on the grant date. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $0.92, dividend yield 0%, expected volatility based on historical volatility of 96.0%, a risk-free interest rate of 3.46%, and an expected life of 5 years. The fair value of the options was estimated at $170,432 which was charged to statement of income (loss) and comprehensive income (loss) on the grant date.

On July 3, 2024, the Company cancelled 862,500 options (the “Cancelled Options”) that had previously been granted to directors and officers; 187,500 options granted on April 9, 2021 with an exercise price of $2.40 per share, 550,000 options granted on July 7, 2021 with an exercise price of $1.32 per share, and 125,000 options granted on October 7, 2021 with an exercise price of $1.60 per share. An estimated fair value of $1,273,040 had previously vested in full for the Cancelled Options and was credited to retained earnings upon cancellation (2023 – 500,000 options were cancelled, 250,000 options granted on July 7, 2021 with an exercise price of $1.32 and 250,000 options granted on November 11, 2021 with an exercise price of $1.92).

On July 3, 2024, the Company issued 375,000 options for future services to a director and an officer to buy common shares at an exercise price of $0.92 per common share and expiring on July 3, 2029. The stock options vested on the grant date. The fair value assigned was estimated using the Black-Scholes option pricing model with the following assumptions: share price $0.92, dividend yield 0%, expected volatility based on historical volatility of 96.0%, a risk-free interest rate of 3.57%, and an expected life of 5 years. The fair value of the options was estimated at $255,774 which was charged to the statement of income (loss) and comprehensive income (loss) on the grant date.

During the year ended September 30, 2024, 214,984 options that had previously vested expired unexercised; 31,250 options granted December 1, 2020 with an exercise price of $0.80, 175,000 options granted on July 7, 2021 with an exercise price of $1.32 and 34,937 options granted on November 21, 2022 with an exercise price of $0.80 and $259,629 was credited to retained earnings for expired options. During the year ended September 30, 2025, no vested options expired unexercised and there were no options cancelled.

As a result of the forgoing, during the year ended September 30, 2025, $4,403,968 was charged to the statement of income (loss) and comprehensive income (loss) for share-based compensation (2024 – $1,320,919) and $nil was credited to retained earnings for cancelled options (2024 - $1,532,664).

The continuity of outstanding stock options at September 30, 2025 and 2024 is as follows:

		Weighted average		Weighted average
	2025	exercise price	2024	exercise price
Beginning balance	1,827,165	$1.21	1,638,309	$1.44
Granted	514,937	$16.83	1,506,246	$1.12
Exercised	(1,698,476)	$0.88	(213,703)	$0.80
Cancelled	—	—	(862,500)	$1.60
Expired	—	—	(241,187)	$1.20
Ending balance - outstanding	643,626	$13.71	1,827,165	$1.21

The detail of outstanding options at September 30, 2025 and 2024 is as follows:

	September 30,		Exercise	September 30,		Exercise
Expiry Date	2025	Exercisable	Price	2024	Exercisable	Price
August 28, 2025	—	—	—	75,000	75,000	$0.80
November 21, 2027	3,689	3,689	$0.80	245,920	245,920	$0.80
July 4, 2029	—	—	—	375,000	375,000	$0.92
July 8, 2029	—	—	—	250,000	250,000	$0.92
August 7, 2029	125,000	125,000	$1.24	862,500	862,500	$1.24
September 11, 2029	—	—	—	18,745	18,745	$1.16
October 29, 2029	34,937	34,937	$16.16	—	—	—
November 27, 2029	9,375	9,375	$11.12	—	—	—
January 30, 2030	50,000	50,000	$39.28	—	—	—
February 28, 2030	37,500	21,875	$21.68	—	—	—
March 17, 2030	62,500	10,417	$19.04	—	—	—
March 17, 2030	6,250	3,125	$18.80	—	—	—
April 24, 2030	28,125	3,906	$18.00	—	—	—
April 24, 2030	25,000	3,472	$18.00	—	—	—
June 3, 2030	31,250	2,604	$22.00	—	—	—
July 24, 2030	62,500	3,472	$12.00	—	—	—
July 25, 2030	130,000	7,222	$8.48	—	—	—
August 28, 2030	37,500	—	$11.13	—	—	—
Ending balance - outstanding	643,626	279,095	$13.71	1,827,165	1,827,165	$1.21

At September 30, 2025, 279 095 options were exercisable at a weighted average price of $13.67 per share (September 30, 2024 – 1,827,165 at $1.04). The weighted average life of the outstanding options is 4.5 years (September 30, 2024 – 4.8 years).

Restricted Share Units

During the year ended September 30, 2025, the Company granted 132,958 restricted share units (“RSUs”) to a consultant and 6,250 RSUs to a director that are and are exchangeable into common shares of the Company on a one for one basis upon achieving the vesting conditions. The RSU’s were valued at the market price of the Company’s common shares on the grant date ($3,458,450). The value of the director RSUs ($199,500) were charged to income on the grant date. The consultant RSUs were recognized monthly on a straight-line basis over their six-month vesting period, commencing December 24, 2024 for 70,458 RSUs (valued at $698,950) and February 28, 2025 for 62,500 RSUs (valued at $2,560,000). Of the granted RSUs, 10,418 of the vested consultant RSUs have not been issued, and 4,699 of the directors RSUs have not vested as at September 30, 2025. During the year ended September 30, 2025, the total charged to the statement of income and comprehensive income for share-based compensation was $3,458,450 (2024 - $nil).